Foreclosed Assets	12 Months Ended
Dec. 31, 2012
Foreclosed Assets

NOTE 5 – FORECLOSED ASSETS

Foreclosed assets at year-end were as follows:

	2012	2011
Commercial	$—	$—
Commercial real estate	1,525	3,509

Subtotal	1,525	3,509
Valuation allowance	—	(1,139)

Total	$1,525	$2,370

Activity in the valuation allowance was as follows:

	2012	2011	2010
Beginning of year	$1,139	$—	$—
Additions charged to expense	962	1,139	—
Direct write-downs	(2,101)	—	—

End of year	$—	$1,139	$—

Expenses related to foreclosed assets include:

	2012	2011	2010
Net loss (gain) on sales	$(338)	$(7)	$—
Provision for unrealized losses	962	1,139	—
Operating expenses, net of rental income	28	55	4

	$652	$1,187	$4

Foreclosed assets at December 31, 2012 related to two loans, while foreclosed assets at December 31, 2011 included three commercial real estate properties. During the year ended December 31, 2011, a $1,139 valuation allowance was established on one of the commercial real estate properties, undeveloped commercial real estate located in Columbus, Ohio, due to a decline in real estate values. This loan was further written down in September 2012 to approximately $447 and was then sold in December at an approximate gain of $288